SHAREHOLDERS EQUITY (DEFICIT)	3 Months Ended
Mar. 31, 2020
SHAREHOLDERS EQUITY (DEFICIT)
NOTE 8 - SHAREHOLDERS' EQUITY (DEFICIT)

The Company issued 1,660,680 shares of common stock in February 2020 at price of $3 per share.

The Company has an unlimited number of ordinary shares authorized, and has issued 101,740,666 shares with no par value as of March 31, 2020.

There are 26,000 shares to be issued at $3 per share to 2 new shareholder in July 2020.